UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CRCM L.P.
Address:       One Maritime Plaza, Suite 1107
               San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chun R. Ding
Title:  Manager of CRCM LLC
        General Partner of CRCM L.P.
Phone:  (415) 578-5700

Signature, Place and Date of Signing

/s/ Kelvin Koo                            San Francisco, CA      05/11/2012
------------------------------            -----------------      ------------
By:  Kelvin Koo, as Attorney-in-Fact      [City, State]          [Date]
For Chun R. Ding, Manager

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11 Data Records

Form 13F Information Table Value Total:  $70,233 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number        Name

1       28-12617                    ChinaRock Capital Management Limited

                                                               CRCM LP
                                                       13F SECURITIES HOLDINGS
                                                        1st Quarter - FY 2012


         Column 1                 Column 2    Column 3       Column 4      Column 5         Column 6     Column 7      Column 8

        Name of Issuer            Title of    CUSIP           Value    SHS or   SH/  Put/   Investment    Other         Voting  None
                                   Class                     (x$1000)  PRN Amt  PRN  Call   Discretion   Manager Sole Authority
                                                                                                                        Shared

21VIANET GROUP INC                  SPON ADR      90138A103     2,270      200,000 SH        SHARE-DEFINED     1            200,000
ACORN INTERNATIONAL INC             SPON ADR      004854105       207       48,319 SH        SHARE-DEFINED     1             48,319
ASIAINFO-LINKAGE INC                COM           04518A104    10,080      800,011 SH        SHARE-DEFINED     1            800,011
CHINA REAL ESTATE INFORMATION       ADR           16948Q103     1,614      312,725 SH        SHARE-DEFINED     1            312,725
CORPORATION
CHINACACHE INTERNATIONAL HOLDINGS   SPON ADR      16950M107     9,840    1,738,465 SH        SHARE-DEFINED     1          1,738,465
LTD
CHINDEX INTERNATIONAL INC           COM           169467107       950      100,000 SH        SHARE-DEFINED     1            100,000
FOCUS MEDIA HOLDING LTD             ADR           34415V109     9,912      394,600 SH        SHARE-DEFINED     1            394,600
IFM INVESTMENTS LTD                 ADS           45172L100       490      700,000 SH        SHARE-DEFINED     1            700,000
LINKTONE LTD                        ADR         535,925,101       917      689,237 SH        SHARE-DEFINED     1            689,237
THE9 LTD                            ADR           88337K104    18,733    3,246,700 SH        SHARE-DEFINED     1          3,246,700
YAHOO! INC                          COM           984332106    15,220    1,000,000 SH        SHARE-DEFINED     1          1,000,000